Other Assets - Summary of Other Assets (Details) S/ in Thousands, $ in Millions		Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)		Dec. 31, 2022 COP ($)
Other Asset [Abstract]
Tax credit from sales tax	[1]	S/ 140,615	S/ 87,187	S/ 55,794
Costs of anticipated equity transactions			29,957	23,242
Advance payment for purchase of shares	[2]			11,373
Trust fund				95,201	[3]	$ 100,000
Prepaid expenses	[4]	11,500	8,810	3,852
Payments in advance of income tax	[5]	64,891	66,572	47,287
Accounts receivables from credit cards		9,713	9,755	6,732
Claims to third parties	[6]	2,712	1,715	1,429
Account receivable from former shareholders	[7]	758	1,149	935
Guarantees furnished	[8]	1,233	1,047	868
Taxes receivable		10,553	7,579	4,900
Loans to personnel		1,128	1,849	1,427
Prepayments		8,094	8,399	1,484
Others	[9]	26,519	20,282	20,877
Other assets		277,716	244,301	275,401
Current		253,283	222,728	255,595
Non-current		S/ 24,433	S/ 21,573	S/ 19,806

[1]	As of December 31, 2024, 2023 and 2022, it includes the tax credit (net) of value added tax (VAT).
[2]	As of December 31, 2022, it includes the payment as an advance for the acquisition of shares of the OCA Hospital through Auna Mexico, which was agreed with the former shareholder as a deposit representing the amount of S/ 11,592 thousand and decreased on this balance by S/ 219 thousand as a lower exchange difference. In January 2023, this amount was recovered in cash.
[3]	It corresponds to the deposit of S/ 95,201 thousand (COP 100,000 million) in a trust fund to guarantee the payment of the contingent consideration in accordance with the acquisition of shares of the Oncomedica S.A. (note 1.C.iii). In June 2023, this amount was recovered in cash.
[4]	It corresponds to insurance paid in advance, annual licenses of software and the incremental cost of obtaining a contract with a supplier for selling oncological healthcare plans.
[5]	It corresponds to payments in advance of income tax, which will be offset with future income tax in the next fiscal year.
[6]	It includes a receivable for salaries of employees on leave that is to be refunded by the government for S/ 793 thousand for December 31, 2024 (S/ 1,199 thousand and S/ 1,124 thousand for December 31, 2023 and 2022, respectively).
[7]	As of December 31, 2024, 2023 and 2022, it corresponds to account receivables from former shareholders for tax and labor liabilities contingencies that were determined in the acquisition of Patología Oncológica for S/ 209 thousand. As of December 31, 2024, 2023 and 2022, it includes the account receivables from former shareholders for medical liabilities contingencies that were determined in the acquisition of PMLA. In 2024, the amount of account receivables from former shareholders is S/ 549 thousand. (S/ 940 thousand and S/ 726 thousand for December 31, 2023 and 2022, respectively).
[8]	It corresponds to funds under restriction in financial institutions mainly for the compliance with debts and guarantees for real estate rentals.
[9]	It includes accounts receivable from Consorcio Trecca for S/ 16,033 thousand for December 31, 2024 (S/ 12,395 thousand and S/ 11,301 thousand for December 31, 2023 and 2022, respectively) which corresponds to preoperative activities defined in the concession arrangement, that represents a contractual right to receive cash and the accounts receivable is accumulated when the preoperative activities are incurred.